LVIP SSGA International Index Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.39%
Australia–7.58%
Ampol Ltd.	36,977	$780,471
ANZ Group Holdings Ltd.	429,693	9,054,643
APA Group	190,014	1,019,402
Aristocrat Leisure Ltd.	78,393	3,175,945
ASX Ltd.	28,123	1,242,981
BHP Group Ltd.	714,020	22,687,596
BlueScope Steel Ltd.	67,938	1,042,711
Brambles Ltd.	192,367	2,530,856
CAR Group Ltd.	46,746	1,210,627
Cochlear Ltd.	8,771	1,710,546
Coles Group Ltd.	181,906	2,271,239
Commonwealth Bank of Australia	235,807	22,071,983
Computershare Ltd.	70,157	1,225,672
CSL Ltd.	67,904	13,439,541
Dexus	163,522	856,926
Endeavour Group Ltd.	226,771	787,026
Fortescue Ltd.	240,318	3,435,856
Goodman Group	239,278	6,119,067
GPT Group	276,819	953,067
Insurance Australia Group Ltd.	336,162	1,710,506
†James Hardie Industries PLC CDI	60,160	2,388,607
Lottery Corp. Ltd.	341,175	1,207,662
Macquarie Group Ltd.	50,722	8,148,441
Medibank Pvt Ltd.	400,069	1,009,545
Mineral Resources Ltd.	26,452	951,686
Mirvac Group	572,334	850,719
National Australia Bank Ltd.	439,540	11,349,771
Northern Star Resources Ltd.	167,569	1,850,106
Orica Ltd.	64,283	824,400
Origin Energy Ltd.	250,261	1,731,910
†Pilbara Minerals Ltd.	407,422	921,065
Pro Medicus Ltd.	8,299	1,022,712
†Qantas Airways Ltd.	113,239	580,895
QBE Insurance Group Ltd.	217,717	2,489,579
Ramsay Health Care Ltd.	29,070	836,460
REA Group Ltd.	6,755	938,684
Reece Ltd.	31,830	627,162
Rio Tinto Ltd.	52,890	4,721,704
Santos Ltd.	471,652	2,289,058
Scentre Group	736,797	1,859,254
SEEK Ltd.	48,953	841,015
Seven Group Holdings Ltd.	28,862	855,617
Sonic Healthcare Ltd.	66,342	1,248,919
South32 Ltd.	666,356	1,712,904
Stockland	347,397	1,258,506
Suncorp Group Ltd.	183,630	2,296,573
Telstra Group Ltd.	557,334	1,495,014
Transurban Group	438,495	3,980,407
Treasury Wine Estates Ltd.	122,115	1,013,091
Vicinity Ltd.	520,528	795,306
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Washington H Soul Pattinson & Co. Ltd.	31,462	$755,856
Wesfarmers Ltd.	162,547	7,914,705
Westpac Banking Corp.	486,530	10,669,422
WiseTech Global Ltd.	22,498	2,133,853
Woodside Energy Group Ltd.	272,471	4,746,996
Woolworths Group Ltd.	173,663	3,998,063
		189,642,328
Austria–0.18%
Erste Group Bank AG	45,830	2,512,520
OMV AG	21,394	913,533
Verbund AG	8,463	701,833
Voestalpine AG	16,857	438,711
		4,566,597
Belgium–0.81%
Ageas SA	20,728	1,105,675
Anheuser-Busch InBev SA	127,445	8,423,963
D'ieteren Group	3,136	662,910
Elia Group SA	4,314	493,178
Groupe Bruxelles Lambert NV	10,477	815,790
KBC Group NV	31,196	2,480,117
Lotus Bakeries NV	58	777,335
Sofina SA	1,899	536,078
=Syensqo SA	10,974	972,492
UCB SA	17,931	3,233,501
Warehouses De Pauw CVA	27,220	725,380
		20,226,419
Chile–0.06%
Antofagasta PLC	55,693	1,498,855
		1,498,855
China–0.03%
†Futu Holdings Ltd. ADR	8,800	841,720
		841,720
Denmark–3.18%
AP Moller - Maersk AS Class A	396	641,614
AP Moller - Maersk AS Class B	672	1,129,943
Carlsberg AS Class B	13,612	1,621,272
Coloplast AS Class B	17,887	2,337,192
Danske Bank AS	95,946	2,887,027
†Demant AS	14,412	563,003
DSV AS	23,756	4,904,417
†Genmab AS	8,528	2,063,056
Novo Nordisk AS Class B	455,036	53,463,698
Novonesis (Novozymes) B Class B	48,472	3,490,334
†Orsted AS	26,493	1,761,308
LVIP SSGA International Index Fund–1

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
Pandora AS	11,630	$1,914,729
Rockwool AS Class B	1,524	715,511
Tryg AS	44,560	1,056,683
†Zealand Pharma AS	9,062	1,100,179
		79,649,966
Faeroe Islands–0.13%
†Vestas Wind Systems AS	143,927	3,177,697
		3,177,697
Finland–1.02%
Elisa OYJ	19,955	1,057,778
Fortum OYJ	65,803	1,083,713
Kesko OYJ Class B	33,764	720,305
Kone OYJ Class B	47,730	2,853,114
Metso OYJ	88,178	942,291
Neste OYJ	59,768	1,159,630
Nokia OYJ	740,804	3,235,831
Nordea Bank Abp	453,109	5,336,119
Orion OYJ Class B	15,299	838,220
Sampo OYJ Class A	64,026	2,986,234
Stora Enso OYJ Class R	85,154	1,090,075
UPM-Kymmene OYJ	75,698	2,533,794
Wartsila OYJ Abp	70,882	1,585,935
		25,423,039
France–10.97%
Accor SA	26,364	1,144,536
Aeroports de Paris SA	4,365	560,231
Air Liquide SA	82,035	15,821,620
Airbus SE	84,326	12,317,285
†Alstom SA	49,767	1,032,344
Amundi SA	9,532	711,437
Arkema SA	8,586	817,166
AXA SA	257,727	9,906,265
BioMerieux	5,068	607,019
BNP Paribas SA	144,670	9,911,970
Bollore SE	101,128	673,735
Bouygues SA	24,069	805,379
Bureau Veritas SA	43,586	1,444,858
Capgemini SE	21,672	4,678,884
Carrefour SA	73,313	1,249,423
Cie de Saint-Gobain SA	63,224	5,751,270
Cie Generale des Etablissements Michelin SCA	95,849	3,890,073
Covivio SA	9,324	566,175
Credit Agricole SA	150,203	2,294,798
Danone SA	92,095	6,698,362
Dassault Aviation SA	2,799	576,405
Dassault Systemes SE	96,277	3,818,492
Edenred SE	37,459	1,418,548
Eiffage SA	10,998	1,060,683
Engie SA	256,162	4,424,049
EssilorLuxottica SA	42,159	9,977,162
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Eurazeo SE	6,255	$513,503
Gecina SA	6,125	704,985
Getlink SE	42,902	765,056
Hermes International SCA	4,492	11,030,589
Ipsen SA	5,394	663,478
Kering SA	10,753	3,074,416
Klepierre SA	30,880	1,011,972
La Francaise des Jeux SAEM	12,148	499,523
Legrand SA	37,802	4,346,789
L'Oreal SA	34,127	15,273,256
LVMH Moet Hennessy Louis Vuitton SE	38,950	29,851,411
Orange SA	255,449	2,924,570
Pernod Ricard SA	27,983	4,223,840
Publicis Groupe SA	32,461	3,548,353
Renault SA	24,966	1,083,567
Rexel SA	32,634	943,400
Safran SA	48,477	11,391,409
Sanofi SA	160,856	18,424,941
Sartorius Stedim Biotech	3,741	781,846
Schneider Electric SE	77,493	20,374,916
SEB SA	2,650	302,359
Societe Generale SA	104,893	2,609,621
Sodexo SA	13,502	1,106,941
Teleperformance SE	7,715	798,679
Thales SA	12,830	2,035,857
TotalEnergies SE	306,096	19,932,739
†Unibail-Rodamco -Westfield	9,056	792,342
Unibail-Rodamco-Westfield CDI	147,580	652,989
Veolia Environnement SA	94,682	3,111,267
Vinci SA	70,755	8,265,955
Vivendi SE	105,955	1,224,256
		274,422,994
Germany–8.51%
adidas AG	23,084	6,113,064
Allianz SE	55,556	18,243,428
BASF SE	125,412	6,638,787
Bayer AG	141,672	4,782,316
Bayerische Motoren Werke AG	45,722	4,029,899
Bechtle AG	13,596	607,191
Beiersdorf AG	13,354	2,009,004
Brenntag SE	18,632	1,389,179
Carl Zeiss Meditec AG	6,394	506,409
Commerzbank AG	136,897	2,518,192
Continental AG	17,050	1,103,451
†Covestro AG	25,193	1,568,757
CTS Eventim AG & Co. KGaA	9,017	936,979
Daimler Truck Holding AG	70,030	2,621,588
†Delivery Hero SE	25,006	1,008,199
LVIP SSGA International Index Fund–2

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Deutsche Bank AG	271,700	$4,687,257
Deutsche Boerse AG	27,211	6,382,084
Deutsche Lufthansa AG	80,787	591,726
Deutsche Post AG	144,663	6,446,092
Deutsche Telekom AG	495,048	14,542,536
E.ON SE	312,554	4,646,462
Evonik Industries AG	32,539	760,636
Fresenius Medical Care AG	28,813	1,224,875
†Fresenius SE & Co. KGaA	60,412	2,301,885
GEA Group AG	21,086	1,031,823
Hannover Rueck SE	8,623	2,458,224
Heidelberg Materials AG	18,448	2,004,253
Henkel AG & Co. KGaA	14,738	1,252,567
Infineon Technologies AG	181,867	6,368,924
Knorr-Bremse AG	9,088	807,787
LEG Immobilien SE	10,598	1,106,337
Mercedes-Benz Group AG	106,212	6,862,059
Merck KGaA	18,350	3,227,354
MTU Aero Engines AG	7,634	2,379,379
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	18,971	10,438,409
Nemetschek SE	8,714	902,099
Puma SE	14,825	618,842
Rational AG	726	739,454
Rheinmetall AG	6,245	3,381,267
RWE AG	91,501	3,328,598
SAP SE	148,014	33,677,291
Scout24 SE	10,376	892,240
Siemens AG	107,788	21,757,926
†Siemens Energy AG	90,691	3,338,504
Siemens Healthineers AG	39,545	2,370,890
Symrise AG	18,534	2,560,321
Talanx AG	9,134	768,664
Vonovia SE	104,853	3,820,149
†Zalando SE	33,152	1,093,071
		212,846,428
Hong Kong–2.13%
AIA Group Ltd.	1,580,400	14,159,633
BOC Hong Kong Holdings Ltd.	510,500	1,635,155
CK Asset Holdings Ltd.	274,300	1,206,746
CK Hutchison Holdings Ltd.	361,160	2,076,687
CK Infrastructure Holdings Ltd.	76,500	523,524
CLP Holdings Ltd.	238,500	2,112,303
Galaxy Entertainment Group Ltd.	305,000	1,532,092
Hang Seng Bank Ltd.	102,600	1,290,114
Henderson Land Development Co. Ltd.	236,149	753,358
HKT Trust & HKT Ltd.	581,592	744,398
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Hong Kong & China Gas Co. Ltd.	1,462,358	$1,203,920
Hong Kong Exchanges & Clearing Ltd.	173,308	7,272,210
Hongkong Land Holdings Ltd.	179,600	659,132
Jardine Matheson Holdings Ltd.	22,400	874,944
Link REIT	367,366	1,854,823
MTR Corp. Ltd.	244,157	921,809
Power Assets Holdings Ltd.	182,000	1,165,909
Prudential PLC	393,878	3,657,731
†Sands China Ltd.	360,668	924,189
Sino Land Co. Ltd.	549,657	603,121
SITC International Holdings Co. Ltd.	149,000	402,503
Sun Hung Kai Properties Ltd.	204,505	2,250,545
Swire Pacific Ltd. Class A	68,500	585,090
Techtronic Industries Co. Ltd.	192,000	2,916,856
WH Group Ltd.	1,050,840	832,686
Wharf Holdings Ltd.	112,000	319,841
Wharf Real Estate Investment Co. Ltd.	228,000	806,550
		53,285,869
Ireland–0.71%
AerCap Holdings NV	27,700	2,623,744
AIB Group PLC	247,035	1,414,807
Bank of Ireland Group PLC	147,090	1,642,244
DCC PLC	14,132	962,638
Experian PLC	131,432	6,907,476
Kerry Group PLC Class A	22,313	2,313,632
Kingspan Group PLC	20,993	1,971,120
		17,835,661
Isle Of Man–0.04%
Entain PLC	91,345	932,048
		932,048
Israel–0.71%
Azrieli Group Ltd.	4,610	320,780
Bank Hapoalim BM	173,582	1,736,332
Bank Leumi Le-Israel BM	215,171	2,103,284
†Check Point Software Technologies Ltd.	12,164	2,345,341
†CyberArk Software Ltd.	6,400	1,866,304
Elbit Systems Ltd.	4,111	816,929
†Global-e Online Ltd.	12,900	495,876
ICL Group Ltd.	95,041	404,853
Isracard Ltd.	1	2
Israel Discount Bank Ltd. Class A	186,199	1,041,404
Mizrahi Tefahot Bank Ltd.	24,502	956,313
LVIP SSGA International Index Fund–3

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
†Nice Ltd.	8,854	$1,540,941
†Teva Pharmaceutical Industries Ltd.	139,930	2,488,253
†Teva Pharmaceutical Industries Ltd. ADR	19,969	359,841
†Wix.com Ltd.	7,500	1,253,775
		17,730,228
Italy–2.47%
Amplifon SpA	17,201	494,191
Banco BPM SpA	170,838	1,152,039
Davide Campari-Milano NV	79,179	669,849
DiaSorin SpA	2,359	275,459
Enel SpA	1,150,989	9,192,773
Eni SpA	326,079	4,966,219
Ferrari NV	17,809	8,320,166
FinecoBank Banca Fineco SpA	81,994	1,403,301
Generali	142,272	4,109,701
Infrastrutture Wireless Italiane SpA	39,572	486,748
Intesa Sanpaolo SpA	2,069,805	8,841,609
Leonardo SpA	53,810	1,199,169
Mediobanca Banca di Credito Finanziario SpA	67,052	1,143,841
Moncler SpA	31,180	1,979,050
†Nexi SpA	83,807	568,321
Poste Italiane SpA	58,233	816,109
Prysmian SpA	38,335	2,782,253
Recordati Industria Chimica e Farmaceutica SpA	13,290	751,523
Snam SpA	277,650	1,412,740
†Telecom Italia SpA	1,413,179	392,483
Terna - Rete Elettrica Nazionale	194,560	1,751,653
UniCredit SpA	208,950	9,156,007
		61,865,204
Japan–22.08%
Advantest Corp.	108,700	5,098,255
Aeon Co. Ltd.	89,300	2,422,548
AGC, Inc.	28,400	918,245
Aisin Corp.	75,300	826,217
Ajinomoto Co., Inc.	63,900	2,465,746
ANA Holdings, Inc.	24,500	523,155
Asahi Group Holdings Ltd.	208,500	2,725,116
Asahi Kasei Corp.	164,900	1,241,411
Asics Corp.	93,200	1,946,030
Astellas Pharma, Inc.	256,600	2,940,478
Bandai Namco Holdings, Inc.	83,200	1,896,422
Bridgestone Corp.	80,800	3,092,016
Brother Industries Ltd.	36,000	696,330
Canon, Inc.	132,400	4,332,421
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Capcom Co. Ltd.	44,800	$1,037,359
Central Japan Railway Co.	111,800	2,580,209
Chiba Bank Ltd.	80,000	641,503
Chubu Electric Power Co., Inc.	94,400	1,104,097
Chugai Pharmaceutical Co. Ltd.	93,500	4,509,598
Concordia Financial Group Ltd.	161,400	889,398
Dai Nippon Printing Co. Ltd.	59,400	1,054,714
Daifuku Co. Ltd.	46,200	887,676
Dai-ichi Life Holdings, Inc.	125,500	3,215,105
Daiichi Sankyo Co. Ltd.	261,100	8,554,670
Daikin Industries Ltd.	38,000	5,307,706
Daito Trust Construction Co. Ltd.	8,300	1,005,413
Daiwa House Industry Co. Ltd.	76,300	2,391,592
Daiwa Securities Group, Inc.	175,300	1,225,789
Denso Corp.	273,600	4,046,177
Dentsu Group, Inc.	31,800	975,075
Disco Corp.	12,900	3,364,905
East Japan Railway Co.	125,700	2,491,261
Eisai Co. Ltd.	36,100	1,342,526
ENEOS Holdings, Inc.	409,460	2,218,448
FANUC Corp.	137,000	3,993,947
Fast Retailing Co. Ltd.	27,100	8,941,256
Fuji Electric Co. Ltd.	19,300	1,157,530
FUJIFILM Holdings Corp.	161,400	4,141,542
Fujitsu Ltd.	235,000	4,799,739
Hamamatsu Photonics KK	43,000	561,117
Hankyu Hanshin Holdings, Inc.	35,100	1,079,925
Hikari Tsushin, Inc.	2,500	554,357
Hitachi Construction Machinery Co. Ltd.	15,100	364,669
Hitachi Ltd.	659,000	17,336,434
Honda Motor Co. Ltd.	631,700	6,625,763
Hoshizaki Corp.	17,000	589,515
Hoya Corp.	49,200	6,772,809
Hulic Co. Ltd.	44,800	453,377
Ibiden Co. Ltd.	14,500	446,425
Idemitsu Kosan Co. Ltd.	138,215	988,589
Inpex Corp.	132,200	1,782,596
Isuzu Motors Ltd.	86,300	1,159,473
ITOCHU Corp.	166,300	8,883,990
Japan Airlines Co. Ltd.	24,500	429,144
Japan Exchange Group, Inc.	140,600	1,815,156
Japan Post Bank Co. Ltd.	198,600	1,848,856
Japan Post Holdings Co. Ltd.	262,200	2,492,017
LVIP SSGA International Index Fund–4

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Japan Post Insurance Co. Ltd.	22,400	$405,842
Japan Real Estate Investment Corp.	196	778,681
Japan Tobacco, Inc.	170,400	4,954,612
JFE Holdings, Inc.	75,300	1,005,135
Kajima Corp.	55,600	1,035,017
Kansai Electric Power Co., Inc.	103,100	1,700,101
Kao Corp.	63,900	3,160,655
Kawasaki Kisen Kaisha Ltd.	59,700	919,644
KDDI Corp.	215,800	6,897,792
Keisei Electric Railway Co. Ltd.	20,800	617,813
Keyence Corp.	27,576	13,115,988
Kikkoman Corp.	88,500	1,002,456
Kirin Holdings Co. Ltd.	114,100	1,735,416
Kobe Bussan Co. Ltd.	24,000	755,443
Kokusai Electric Corp.	20,000	442,512
Komatsu Ltd.	130,800	3,609,343
Konami Group Corp.	14,200	1,437,043
Kubota Corp.	147,300	2,081,519
Kyocera Corp.	178,000	2,055,871
Kyowa Kirin Co. Ltd.	30,200	530,982
Lasertec Corp.	11,600	1,905,152
LY Corp.	393,600	1,148,280
M3, Inc.	59,600	596,311
Makita Corp.	33,700	1,135,096
Marubeni Corp.	206,800	3,366,930
MatsukiyoCocokara & Co.	52,800	864,417
Mazda Motor Corp.	91,400	680,452
McDonald's Holdings Co. Japan Ltd.	14,200	675,791
MEIJI Holdings Co. Ltd.	33,736	842,666
MINEBEA MITSUMI, Inc.	49,200	964,659
Mitsubishi Chemical Group Corp.	188,400	1,204,528
Mitsubishi Corp.	473,300	9,722,861
Mitsubishi Electric Corp.	271,200	4,346,559
Mitsubishi Estate Co. Ltd.	162,800	2,558,245
Mitsubishi HC Capital, Inc.	116,000	815,571
Mitsubishi Heavy Industries Ltd.	454,500	6,696,147
Mitsubishi UFJ Financial Group, Inc.	1,580,300	15,981,674
Mitsui & Co. Ltd.	363,600	8,039,804
Mitsui Chemicals, Inc.	21,100	558,605
Mitsui Fudosan Co. Ltd.	372,900	3,471,492
Mitsui OSK Lines Ltd.	51,400	1,761,673
Mizuho Financial Group, Inc.	345,082	7,049,301
MonotaRO Co. Ltd.	35,600	593,849
MS&AD Insurance Group Holdings, Inc.	178,662	4,139,464
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Murata Manufacturing Co. Ltd.	234,400	$4,577,099
NEC Corp.	34,800	3,329,275
Nexon Co. Ltd.	47,700	939,065
NIDEC Corp.	115,800	2,421,950
Nintendo Co. Ltd.	145,200	7,714,366
Nippon Building Fund, Inc.	1,170	1,072,924
Nippon Paint Holdings Co. Ltd.	136,700	1,043,856
Nippon Prologis REIT, Inc.	349	597,835
Nippon Sanso Holdings Corp.	21,900	794,327
Nippon Steel Corp.	122,322	2,721,766
Nippon Telegraph & Telephone Corp.	4,275,000	4,366,464
Nippon Yusen KK	66,000	2,397,078
Nissan Motor Co. Ltd.	358,600	1,004,255
Nissin Foods Holdings Co. Ltd.	28,200	786,206
Nitori Holdings Co. Ltd.	10,700	1,622,588
Nitto Denko Corp.	97,000	1,611,999
Nomura Holdings, Inc.	429,800	2,221,892
Nomura Real Estate Holdings, Inc.	15,600	415,819
Nomura Research Institute Ltd.	51,807	1,910,434
NTT Data Group Corp.	83,700	1,499,291
Obayashi Corp.	93,200	1,175,659
Obic Co. Ltd.	46,000	1,615,001
Olympus Corp.	169,500	3,206,024
Omron Corp.	24,700	1,125,141
Ono Pharmaceutical Co. Ltd.	50,900	676,955
Oracle Corp.	5,900	605,291
Oriental Land Co. Ltd.	157,300	4,047,281
ORIX Corp.	159,300	3,677,561
Osaka Gas Co. Ltd.	52,300	1,173,179
Otsuka Corp.	32,600	803,857
Otsuka Holdings Co. Ltd.	59,300	3,334,993
Pan Pacific International Holdings Corp.	53,000	1,362,567
Panasonic Holdings Corp.	338,400	2,926,639
†Rakuten Group, Inc.	213,800	1,376,888
Recruit Holdings Co. Ltd.	209,900	12,713,025
Renesas Electronics Corp.	238,800	3,454,272
Resona Holdings, Inc.	296,500	2,058,016
Ricoh Co. Ltd.	77,800	834,973
Rohm Co. Ltd.	53,600	598,933
SBI Holdings, Inc.	39,170	898,001
SCREEN Holdings Co. Ltd.	11,800	818,796
SCSK Corp.	21,000	432,420
Secom Co. Ltd.	58,200	2,143,752
Seiko Epson Corp.	41,400	760,308
Sekisui Chemical Co. Ltd.	55,000	853,940
Sekisui House Ltd.	80,800	2,234,122
LVIP SSGA International Index Fund–5

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Seven & i Holdings Co. Ltd.	307,000	$4,586,043
SG Holdings Co. Ltd.	46,200	495,350
Shimadzu Corp.	31,600	1,049,632
Shimano, Inc.	11,200	2,117,266
Shin-Etsu Chemical Co. Ltd.	254,600	10,587,888
Shionogi & Co. Ltd.	108,000	1,543,072
Shiseido Co. Ltd.	56,400	1,520,612
Shizuoka Financial Group, Inc.	61,700	534,254
SMC Corp.	8,200	3,631,449
SoftBank Corp.	4,102,000	5,342,803
SoftBank Group Corp.	144,000	8,443,124
Sompo Holdings, Inc.	129,825	2,891,423
Sony Group Corp.	884,500	17,093,051
Subaru Corp.	88,000	1,519,680
SUMCO Corp.	42,500	455,975
Sumitomo Corp.	144,200	3,204,556
Sumitomo Electric Industries Ltd.	95,400	1,523,679
Sumitomo Metal Mining Co. Ltd.	38,200	1,140,485
Sumitomo Mitsui Financial Group, Inc.	532,800	11,288,057
Sumitomo Mitsui Trust Holdings, Inc.	91,292	2,153,913
Sumitomo Realty & Development Co. Ltd.	40,500	1,354,274
Suntory Beverage & Food Ltd.	20,800	780,624
Suzuki Motor Corp.	227,600	2,521,851
Sysmex Corp.	67,200	1,321,791
T&D Holdings, Inc.	65,700	1,140,522
Taisei Corp.	23,600	1,027,907
Takeda Pharmaceutical Co. Ltd.	228,175	6,513,843
TDK Corp.	270,000	3,424,665
Terumo Corp.	194,000	3,644,460
TIS, Inc.	33,800	858,611
Toho Co. Ltd.	17,600	711,837
Tokio Marine Holdings, Inc.	265,300	9,655,831
†Tokyo Electric Power Co. Holdings, Inc.	222,100	984,209
Tokyo Electron Ltd.	63,500	11,173,526
Tokyo Gas Co. Ltd.	46,900	1,088,922
Tokyu Corp.	73,700	950,190
TOPPAN Holdings, Inc.	33,900	1,001,020
Toray Industries, Inc.	206,100	1,209,139
TOTO Ltd.	20,100	746,382
Toyota Industries Corp.	19,700	1,511,167
Toyota Motor Corp.	1,456,100	25,758,457
Toyota Tsusho Corp.	94,800	1,705,048
Trend Micro, Inc.	17,600	1,039,162
Unicharm Corp.	56,500	2,037,499
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
West Japan Railway Co.	65,800	$1,247,098
Yakult Honsha Co. Ltd.	39,200	905,234
Yamaha Motor Co. Ltd.	116,800	1,040,209
Yaskawa Electric Corp.	36,900	1,283,188
Yokogawa Electric Corp.	34,900	887,525
Zensho Holdings Co. Ltd.	13,300	734,380
ZOZO, Inc.	18,100	656,625
		552,540,820
Jordan–0.02%
Hikma Pharmaceuticals PLC	22,317	570,180
		570,180
Luxembourg–0.15%
ArcelorMittal SA	66,523	1,743,138
Eurofins Scientific SE	17,453	1,105,441
Tenaris SA	61,518	967,947
		3,816,526
Netherlands–4.89%
ABN AMRO Bank NV	62,809	1,132,986
†Adyen NV	3,049	4,760,414
Aegon Ltd.	197,525	1,268,238
Akzo Nobel NV	25,313	1,783,614
†Argenx SE	8,429	4,556,257
ASM International NV	6,595	4,326,915
ASML Holding NV	56,426	46,831,560
ASR Nederland NV	22,860	1,119,650
BE Semiconductor Industries NV	11,025	1,393,539
Euronext NV	10,500	1,139,002
EXOR NV	14,104	1,509,542
Ferrovial SE	73,431	3,153,517
Heineken Holding NV	18,536	1,398,940
Heineken NV	41,188	3,651,366
IMCD NV	7,491	1,299,988
ING Groep NV	468,506	8,487,171
JDE Peet's NV	18,125	378,499
Koninklijke Ahold Delhaize NV	131,329	4,536,238
Koninklijke KPN NV	570,387	2,329,543
†Koninklijke Philips NV	110,618	3,622,613
NN Group NV	38,399	1,914,068
OCI NV	14,988	426,774
Prosus NV	201,050	8,786,337
†Qiagen NV	30,271	1,363,683
Randstad NV	15,180	753,633
Stellantis NV	114,141	1,576,511
Universal Music Group NV	118,151	3,090,713
Wolters Kluwer NV	34,886	5,875,483
		122,466,794
LVIP SSGA International Index Fund–6

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
New Zealand–0.27%
Auckland International Airport Ltd.	184,782	$876,918
Fisher & Paykel Healthcare Corp. Ltd.	83,069	1,833,888
Mercury NZ Ltd.	103,780	425,258
Meridian Energy Ltd.	221,375	835,399
Spark New Zealand Ltd.	273,813	527,079
†Xero Ltd.	20,695	2,138,112
		6,636,654
Norway–0.56%
Aker BP ASA	40,234	862,406
DNB Bank ASA	127,008	2,604,441
Equinor ASA	118,827	3,003,062
Gjensidige Forsikring ASA	32,261	603,464
Kongsberg Gruppen ASA	12,879	1,259,470
Mowi ASA	60,866	1,094,417
Norsk Hydro ASA	194,005	1,258,566
Orkla ASA	100,554	947,611
Salmar ASA	10,141	531,893
Telenor ASA	87,331	1,117,193
Yara International ASA	25,524	808,074
		14,090,597
Poland–0.02%
†InPost SA	28,899	544,941
		544,941
Portugal–0.20%
EDP Renovaveis SA	44,629	780,453
EDP SA	434,335	1,983,234
Galp Energia SGPS SA	66,745	1,248,192
Jeronimo Martins SGPS SA	44,236	868,616
		4,880,495
Singapore–1.24%
CapitaLand Ascendas REIT	515,065	1,146,147
CapitaLand Integrated Commercial Trust	753,479	1,242,852
CapitaLand Investment Ltd.	287,328	697,501
DBS Group Holdings Ltd.	278,652	8,249,530
Genting Singapore Ltd.	779,000	530,344
†Grab Holdings Ltd. Class A	269,400	1,023,720
Keppel Ltd.	190,715	983,809
Oversea-Chinese Banking Corp. Ltd.	483,640	5,682,135
Sembcorp Industries Ltd.	127,800	550,875
Singapore Airlines Ltd.	203,050	1,074,297
Singapore Exchange Ltd.	130,100	1,155,995
Singapore Technologies Engineering Ltd.	235,300	853,140
Singapore Telecommunications Ltd.	1,054,000	2,657,039
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
United Overseas Bank Ltd.	182,385	$4,565,124
Wilmar International Ltd.	231,500	603,404
		31,015,912
Spain–2.64%
Acciona SA	2,808	398,530
ACS Actividades de Construccion y Servicios SA	26,046	1,202,634
Aena SME SA	10,144	2,231,257
Amadeus IT Group SA	63,024	4,554,471
Banco Bilbao Vizcaya Argentaria SA	817,385	8,833,034
Banco de Sabadell SA	786,092	1,670,447
Banco Santander SA	2,172,724	11,126,615
CaixaBank SA	498,301	2,975,322
†Cellnex Telecom SA	75,148	3,047,404
Endesa SA	41,080	897,644
†Grifols SA	36,493	415,362
Iberdrola SA	866,200	13,392,877
Industria de Diseno Textil SA	152,626	9,028,249
Redeia Corp. SA	59,962	1,166,064
Repsol SA	175,591	2,315,212
Telefonica SA	562,925	2,754,620
		66,009,742
Sweden–3.30%
AddTech AB Class B	36,862	1,104,134
Alfa Laval AB	38,854	1,865,448
Assa Abloy AB Class B	141,820	4,770,227
Atlas Copco AB Class A	383,612	7,420,411
Atlas Copco AB Class B	219,034	3,748,392
Beijer Ref AB	48,567	798,383
Boliden AB	35,316	1,197,966
Epiroc AB Class A	95,734	2,069,114
Epiroc AB Class B	56,651	1,072,681
EQT AB	54,615	1,868,747
Essity AB Class B	88,468	2,760,528
Evolution AB	25,941	2,549,183
†Fastighets AB Balder Class B	93,999	825,789
Getinge AB Class B	30,400	654,945
H & M Hennes & Mauritz AB Class B	80,338	1,366,937
Hexagon AB Class B	299,397	3,219,243
Holmen AB Class B	10,810	467,702
Husqvarna AB Class B	34,701	242,596
Industrivarden AB Class A	15,792	583,423
Industrivarden AB Class C	22,370	822,257
Indutrade AB	37,202	1,156,078
Investment AB Latour Class B	20,999	654,833
Investor AB Class B	241,643	7,436,652
LVIP SSGA International Index Fund–7

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
L E Lundbergforetagen AB Class B	10,779	$616,649
Lifco AB Class B	33,061	1,087,943
Nibe Industrier AB Class B	220,153	1,206,567
Saab AB Class B	46,192	981,981
Sagax AB Class B	28,074	799,441
Sandvik AB	150,817	3,369,524
Securitas AB Class B	77,507	983,734
Skandinaviska Enskilda Banken AB Class A	223,126	3,410,873
Skanska AB Class B	49,422	1,030,695
SKF AB Class B	43,476	864,738
Svenska Cellulosa AB SCA Class B	78,876	1,149,062
Svenska Handelsbanken AB Class A	201,875	2,072,251
Swedbank AB Class A	120,411	2,552,666
†Swedish Orphan Biovitrum AB	28,289	910,855
Tele2 AB Class B	67,380	762,315
Telefonaktiebolaget LM Ericsson Class B	398,410	3,009,695
Telia Co. AB	334,606	1,081,983
Trelleborg AB Class B	31,109	1,195,245
Volvo AB Class A	29,089	775,642
Volvo AB Class B	220,899	5,833,595
†Volvo Car AB Class B	102,602	282,069
		82,633,192
Switzerland–10.43%
ABB Ltd.	222,051	12,853,168
Adecco Group AG	23,887	812,274
Alcon, Inc.	71,487	7,122,094
Avolta AG	14,219	601,454
Bachem Holding AG	5,400	454,280
Baloise Holding AG	5,969	1,216,580
Banque Cantonale Vaudoise	4,837	499,217
Barry Callebaut AG	526	973,257
BKW AG	3,392	614,796
Chocoladefabriken Lindt & Spruengli AG	149	3,523,424
Cie Financiere Richemont SA Class A	76,243	12,053,303
Clariant AG	23,911	361,624
Coca-Cola HBC AG	31,762	1,131,247
DSM-Firmenich AG	26,596	3,660,698
EMS-Chemie Holding AG	926	776,818
†Galderma Group AG	6,748	626,683
Geberit AG	4,589	2,989,750
Givaudan SA	1,318	7,225,758
†Glencore PLC	1,447,993	8,279,821
Helvetia Holding AG	5,353	923,422
Holcim AG	74,539	7,271,152
Julius Baer Group Ltd.	27,404	1,648,093
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Kuehne & Nagel International AG	6,850	$1,867,998
Logitech International SA	22,096	1,972,675
Lonza Group AG	10,244	6,470,659
Nestle SA	371,585	37,301,189
Novartis AG	279,531	32,086,532
Partners Group Holding AG	3,208	4,813,800
Roche Holding AG	104,258	33,436,516
Sandoz Group AG	58,627	2,443,167
Schindler Holding AG	9,278	2,687,625
SGS SA	21,823	2,432,542
SIG Group AG	42,675	950,967
Sika AG	21,427	7,091,278
Sonova Holding AG	7,273	2,610,666
STMicroelectronics NV	97,716	2,898,787
Straumann Holding AG	16,413	2,681,039
Swatch Group AG	11,235	1,217,899
Swiss Life Holding AG	4,032	3,363,375
Swiss Prime Site AG	11,752	1,317,040
Swiss Re AG	43,052	5,936,277
Swisscom AG	3,636	2,373,592
Temenos AG	8,110	567,274
UBS Group AG	462,139	14,229,742
VAT Group AG	3,998	2,035,019
Zurich Insurance Group AG	20,744	12,495,175
		260,899,746
Thailand–0.19%
†Sea Ltd. ADR	51,500	4,855,420
		4,855,420
United Kingdom–13.71%
3i Group PLC	137,406	6,071,450
Admiral Group PLC	35,512	1,321,781
Anglo American PLC	182,229	5,917,799
Ashtead Group PLC	62,310	4,820,049
Associated British Foods PLC	46,625	1,454,283
AstraZeneca PLC	218,759	33,891,411
Auto Trader Group PLC	129,794	1,505,877
Aviva PLC	378,173	2,445,074
BAE Systems PLC	429,994	7,114,147
Barclays PLC	2,096,441	6,293,771
Barratt Developments PLC	195,487	1,251,113
Berkeley Group Holdings PLC	13,062	824,265
BP PLC	2,344,334	12,276,888
British American Tobacco PLC	280,131	10,201,958
BT Group PLC	941,664	1,861,999
Bunzl PLC	47,977	2,266,809
Centrica PLC	687,409	1,072,050
LVIP SSGA International Index Fund–8

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Coca-Cola Europacific Partners PLC	29,260	$2,299,495
Compass Group PLC	237,635	7,605,886
Croda International PLC	20,287	1,143,765
Diageo PLC	312,853	10,887,539
Endeavour Mining PLC	26,771	633,867
GSK PLC	583,984	11,840,188
Haleon PLC	1,036,160	5,442,821
Halma PLC	53,844	1,877,414
Hargreaves Lansdown PLC	46,707	695,949
HSBC Holdings PLC (London Shares)	2,626,358	23,497,686
Imperial Brands PLC	117,877	3,424,554
Informa PLC	192,235	2,107,985
InterContinental Hotels Group PLC	23,577	2,564,571
Intertek Group PLC	23,929	1,650,781
J Sainsbury PLC	209,264	826,457
JD Sports Fashion PLC	339,910	700,069
Kingfisher PLC	284,759	1,225,882
Land Securities Group PLC	100,363	873,514
Legal & General Group PLC	839,847	2,540,973
Lloyds Banking Group PLC	8,849,965	6,957,194
London Stock Exchange Group PLC	67,814	9,265,855
M&G PLC	290,077	804,336
Melrose Industries PLC	193,277	1,177,537
Mondi PLC	62,604	1,189,355
National Grid PLC	683,682	9,414,703
NatWest Group PLC	945,481	4,347,106
Next PLC	17,259	2,257,140
Pearson PLC	82,873	1,122,928
Persimmon PLC	45,540	1,000,640
Phoenix Group Holdings PLC	101,089	756,170
Reckitt Benckiser Group PLC	98,348	6,018,132
RELX PLC	264,498	12,408,549
Rentokil Initial PLC	354,665	1,727,873
Rio Tinto PLC	158,528	11,230,915
†Rolls-Royce Holdings PLC	1,206,218	8,501,909
Sage Group PLC	138,876	1,902,192
Schroders PLC	117,517	548,643
Segro PLC	182,211	2,129,125
Severn Trent PLC	37,424	1,321,899
Shell PLC	893,706	28,974,881
Smith & Nephew PLC	118,153	1,829,231
Smiths Group PLC	45,532	1,020,857
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Spirax Group PLC	9,806	$985,227
SSE PLC	156,784	3,947,002
Standard Chartered PLC	309,838	3,284,907
Taylor Wimpey PLC	464,357	1,020,011
Tesco PLC	974,159	4,671,716
Unilever PLC	354,520	22,935,679
United Utilities Group PLC	96,652	1,350,984
Vodafone Group PLC	3,103,090	3,113,167
Whitbread PLC	24,838	1,040,713
†Wise PLC Class A	88,658	795,938
WPP PLC	148,207	1,512,246
		342,994,880
United States–0.16%
†Monday.com Ltd.	5,300	1,472,181
Stellantis NV	185,991	2,567,658
		4,039,839
Total Common Stock (Cost $1,271,015,538)		2,461,940,791
ΔCONVERTIBLE PREFERRED STOCK–0.06%
Germany–0.06%
Dr. Ing hc F Porsche AG	17,264	1,374,045
Total Convertible Preferred Stock (Cost $1,482,665)		1,374,045
ΔPREFERRED STOCKS–0.33%
Germany–0.33%
Bayerische Motoren Werke AG 8.12%	8,815	729,062
Henkel AG & Co. KGaA 2.20%	24,267	2,279,880
Porsche Automobil Holding SE 6.24%	22,056	1,008,581
Sartorius AG 0.29%	3,779	1,060,902
Volkswagen AG 9.56%	29,736	3,149,854
Total Preferred Stocks (Cost $7,653,351)		8,228,279

MONEY MARKET FUND–0.44%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.94%)	11,055,351	11,055,351
Total Money Market Fund (Cost $11,055,351)		11,055,351

TOTAL INVESTMENTS–99.22% (Cost $1,291,206,905)	2,482,598,466
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.78%	19,509,309
NET ASSETS APPLICABLE TO 213,691,438 SHARES OUTSTANDING–100.00%	$2,502,107,775

LVIP SSGA International Index Fund–9

LVIP SSGA International Index Fund
Schedule of Investments (continued)

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

The following futures contracts were outstanding at September 30, 2024:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
235	E-mini MSCI EAFE Index	$29,231,650	$28,546,338	12/20/24	$685,312	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
CDI–Chess Depository Interest
CVA–Dutch Certificate
EAFE–Europe Australasia Far East
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
LVIP SSGA International Index Fund–10